Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

May 31, 2021

ZUB-QTLY-0721
1.9881608.104

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$197,288
2.25% 2/1/32	100,000	96,190
2.75% 6/1/31	401,000	406,171
3.3% 2/1/52	100,000	92,569
3.5% 6/1/41	320,000	321,006
3.5% 9/15/53 (a)	829,000	786,574
3.55% 9/15/55 (a)	293,000	277,049
3.6% 7/15/25	219,000	240,999
3.65% 6/1/51	220,000	219,759
3.65% 9/15/59 (a)	259,000	247,648
4.5% 5/15/35	220,000	252,243
4.65% 6/1/44	110,000	124,787
5.15% 3/15/42	106,000	128,810
5.45% 3/1/47	160,000	201,600
British Telecommunications PLC 9.625% 12/15/30 (b)	154,000	239,068
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	210,000	310,906
Telefonica Emisiones S.A.U. 4.103% 3/8/27	300,000	338,211
Telefonica Europe BV 8.25% 9/15/30	508,000	730,304
Verizon Communications, Inc.:
1.45% 3/20/26	607,000	612,915
1.5% 9/18/30	930,000	873,851
2.987% 10/30/56	492,000	438,326
3.55% 3/22/51	500,000	507,047
4.016% 12/3/29	150,000	169,510
4.125% 3/16/27	60,000	68,524
4.272% 1/15/36	106,000	122,376
4.329% 9/21/28	270,000	310,326
4.4% 11/1/34	100,000	116,829
4.812% 3/15/39	780,000	954,290
5.012% 4/15/49	146,000	184,746
5.012% 8/21/54	214,000	274,848
5.25% 3/16/37	102,000	130,359
		9,975,129
Entertainment - 0.2%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	85,182
The Walt Disney Co.:
2% 9/1/29	40,000	39,824
2.65% 1/13/31	200,000	206,411
2.75% 9/1/49	60,000	55,740
3.5% 5/13/40	163,000	173,568
3.6% 1/13/51	60,000	64,250
3.7% 10/15/25	434,000	481,815
3.8% 5/13/60	60,000	65,719
4.75% 9/15/44	151,000	189,351
6.2% 12/15/34	150,000	207,757
		1,569,617
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	99,241
1.1% 8/15/30	410,000	383,121
2.05% 8/15/50	220,000	185,719
Baidu.com, Inc.:
3.075% 4/7/25	210,000	222,149
3.5% 11/28/22	470,000	488,448
		1,378,678
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	280,000	267,124
3.75% 2/15/28	150,000	163,182
3.85% 4/1/61	300,000	275,322
4.4% 12/1/61 (c)	120,000	121,355
5.125% 7/1/49	200,000	227,852
5.75% 4/1/48	150,000	183,304
Comcast Corp.:
1.5% 2/15/31	295,000	274,100
1.95% 1/15/31	300,000	290,833
2.45% 8/15/52	295,000	254,248
2.65% 2/1/30	100,000	103,525
2.8% 1/15/51	120,000	110,566
3.45% 2/1/50	100,000	103,972
3.7% 4/15/24	100,000	108,864
4.049% 11/1/52	27,000	30,775
4.15% 10/15/28	150,000	172,912
4.65% 7/15/42	103,000	125,609
4.7% 10/15/48	284,000	351,769
4.95% 10/15/58	100,000	132,127
5.65% 6/15/35	346,000	461,081
6.95% 8/15/37	207,000	308,689
7.05% 3/15/33	210,000	301,794
Discovery Communications LLC:
3.25% 4/1/23	176,000	183,379
3.625% 5/15/30	200,000	213,739
4% 9/15/55 (a)	133,000	131,660
4.65% 5/15/50	200,000	222,120
Fox Corp.:
4.709% 1/25/29	70,000	81,158
5.476% 1/25/39	164,000	204,389
5.576% 1/25/49	56,000	71,546
Grupo Televisa SA de CV 6.625% 1/15/40	110,000	147,111
Time Warner Cable LLC 5.875% 11/15/40	220,000	276,079
Time Warner Entertainment Co. LP 8.375% 7/15/33	100,000	149,183
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	483,847
4.125% 6/1/44	192,000	221,700
ViacomCBS, Inc.:
4% 1/15/26	176,000	195,987
4.2% 6/1/29	200,000	223,717
4.95% 1/15/31	237,000	280,777
5.85% 9/1/43	139,000	179,799
		7,635,194
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	530,578
3.625% 4/22/29	200,000	217,913
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	96,641
4.3% 2/15/48	240,000	268,565
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	199,088
3.3% 2/15/51	400,000	376,360
3.5% 4/15/25	830,000	900,762
4.375% 4/15/40	100,000	111,881
Vodafone Group PLC:
4.375% 5/30/28	250,000	287,792
5% 5/30/38	130,000	157,665
5.125% 6/19/59	240,000	296,205
		3,443,450

TOTAL COMMUNICATION SERVICES		24,002,068

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.2%
American Honda Finance Corp.:
1.2% 7/8/25	400,000	405,124
2.15% 9/10/24	120,000	125,910
3.55% 1/12/24	428,000	462,615
General Motors Co.:
4.2% 10/1/27	90,000	100,702
5.95% 4/1/49	170,000	222,020
6.75% 4/1/46	255,000	354,877
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	72,821
4.375% 9/25/21	214,000	216,718
5.65% 1/17/29	130,000	156,897
		2,117,684
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	34,000	33,206
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	267,197
4.3% 2/21/48	30,000	34,575
Northwestern University 3.868% 12/1/48	120,000	142,858
University of Southern California 2.945% 10/1/51	150,000	149,845
		627,681
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.8% 2/15/28	100,000	107,739
5% 2/15/26	155,000	176,589
Marriott International, Inc.:
3.125% 6/15/26	100,000	106,238
4.625% 6/15/30	123,000	138,724
5.75% 5/1/25	110,000	127,607
McDonald's Corp.:
3.3% 7/1/25	150,000	163,342
3.6% 7/1/30	600,000	663,832
3.625% 9/1/49	30,000	31,494
4.45% 3/1/47	153,000	179,816
4.45% 9/1/48	44,000	52,118
4.7% 12/9/35	100,000	121,137
Starbucks Corp.:
2.55% 11/15/30	400,000	405,049
4% 11/15/28	350,000	396,234
		2,669,919
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	230,000	223,312
3.15% 2/9/51	235,000	222,432
Amazon.com, Inc.:
0.8% 6/3/25	130,000	130,833
1% 5/12/26	200,000	199,903
1.5% 6/3/30	160,000	154,404
2.1% 5/12/31	200,000	200,591
2.5% 6/3/50	130,000	116,630
2.8% 8/22/24	117,000	125,253
3.1% 5/12/51	200,000	199,587
3.15% 8/22/27	290,000	319,976
3.875% 8/22/37	280,000	321,701
4.05% 8/22/47	228,000	264,543
4.8% 12/5/34	120,000	151,582
eBay, Inc. 1.4% 5/10/26	410,000	411,469
		3,042,216
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	142,000	155,728
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	222,707
4% 5/15/25	478,000	529,624
Nordstrom, Inc. 4% 3/15/27	110,000	112,931
Target Corp.:
3.375% 4/15/29	200,000	222,474
3.9% 11/15/47	160,000	190,564
		1,278,300
Specialty Retail - 0.3%
AutoZone, Inc. 1.65% 1/15/31	180,000	167,546
Lowe's Companies, Inc.:
3.65% 4/5/29	210,000	231,895
4.05% 5/3/47	132,000	145,846
5% 4/15/40	330,000	410,527
The Home Depot, Inc.:
2.375% 3/15/51	120,000	105,546
2.5% 4/15/27	750,000	799,374
2.95% 6/15/29	330,000	355,865
4.25% 4/1/46	150,000	179,234
4.4% 3/15/45	156,000	191,189
4.5% 12/6/48	100,000	124,446
TJX Companies, Inc. 1.6% 5/15/31	250,000	236,508
		2,947,976
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,166,424
2.75% 3/27/27	230,000	248,549
		1,414,973

TOTAL CONSUMER DISCRETIONARY		14,254,477

CONSUMER STAPLES - 1.8%
Beverages - 0.8%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	200,000	238,285
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	349,366
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	100,000	111,694
4.6% 4/15/48	377,000	436,656
4.95% 1/15/42	230,000	279,906
5.45% 1/23/39	380,000	481,221
5.55% 1/23/49	180,000	235,293
5.8% 1/23/59 (Reg. S)	260,000	353,140
Constellation Brands, Inc.:
2.875% 5/1/30	210,000	217,343
3.6% 2/15/28	132,000	144,993
Diageo Capital PLC:
1.375% 9/29/25	200,000	203,712
2% 4/29/30	200,000	197,555
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	160,000	170,250
4.417% 5/25/25	360,000	405,694
Molson Coors Beverage Co.:
3% 7/15/26	254,000	272,197
4.2% 7/15/46	100,000	105,971
PepsiCo, Inc.:
1.4% 2/25/31	680,000	647,029
1.625% 5/1/30	309,000	300,431
2.25% 5/2/22	632,000	643,077
2.85% 2/24/26	250,000	272,159
3% 10/15/27	100,000	110,221
4.45% 4/14/46	140,000	173,163
7% 3/1/29	100,000	137,548
The Coca-Cola Co.:
1% 3/15/28	230,000	221,832
1.45% 6/1/27	120,000	121,716
1.65% 6/1/30	120,000	115,824
2.125% 9/6/29	140,000	142,254
2.25% 1/5/32	120,000	120,459
2.5% 6/1/40	120,000	113,564
2.6% 6/1/50	120,000	109,335
2.75% 6/1/60	120,000	110,341
		7,542,229
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	150,859
3% 5/18/27	210,000	230,461
Kroger Co.:
1.7% 1/15/31	240,000	226,119
4.45% 2/1/47	130,000	147,864
5.4% 1/15/49	70,000	91,245
Sysco Corp.:
3.3% 2/15/50	150,000	145,930
6.6% 4/1/50	140,000	210,422
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	83,909
3.45% 6/1/26	195,000	213,027
4.8% 11/18/44	100,000	115,217
Walmart, Inc.:
3.25% 7/8/29	220,000	244,098
3.4% 6/26/23	100,000	106,123
3.7% 6/26/28	140,000	158,878
5.25% 9/1/35	645,000	864,208
5.625% 4/15/41	169,000	239,216
		3,227,576
Food Products - 0.3%
Campbell Soup Co. 4.15% 3/15/28	260,000	293,841
Conagra Brands, Inc.:
4.85% 11/1/28	280,000	330,090
5.3% 11/1/38	31,000	38,264
General Mills, Inc.:
3% 2/1/51 (a)	110,000	106,285
4.2% 4/17/28	200,000	228,960
Kellogg Co. 3.25% 4/1/26	100,000	109,263
Kraft Heinz Foods Co.:
3% 6/1/26	560,000	591,284
4.375% 6/1/46	110,000	117,958
4.625% 1/30/29	50,000	56,544
Mondelez International, Inc. 1.875% 10/15/32	270,000	256,082
Tyson Foods, Inc.:
4% 3/1/26	160,000	179,456
4.35% 3/1/29	220,000	254,196
5.1% 9/28/48	100,000	128,546
Unilever Capital Corp. 1.375% 9/14/30	160,000	152,040
		2,842,809
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	180,039
6.625% 8/1/37	140,000	211,491
Procter & Gamble Co.:
1.2% 10/29/30	600,000	562,865
2.85% 8/11/27	140,000	153,812
		1,108,207
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	196,317
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	290,000	274,565
3.875% 9/16/46	204,000	194,262
4.8% 2/14/29	30,000	34,351
5.8% 2/14/39	100,000	120,832
5.95% 2/14/49	110,000	135,018
BAT Capital Corp.:
3.222% 8/15/24	200,000	212,965
3.557% 8/15/27	450,000	478,038
4.39% 8/15/37	80,000	83,016
4.54% 8/15/47	128,000	128,091
4.758% 9/6/49	260,000	266,733
Philip Morris International, Inc.:
2.125% 5/10/23	820,000	847,004
4.875% 11/15/43	224,000	271,964
Reynolds American, Inc. 4.45% 6/12/25	140,000	155,660
		3,202,499

TOTAL CONSUMER STAPLES		18,119,637

ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	313,553
Halliburton Co. 7.45% 9/15/39	120,000	171,502
		485,055
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp. 4.375% 10/15/28	360,000	369,299
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	114,597
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	167,983
4.95% 6/1/47	40,000	48,087
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	335,727
Chevron Corp.:
1.141% 5/11/23	70,000	71,172
1.554% 5/11/25	70,000	72,294
1.995% 5/11/27	70,000	72,692
2.236% 5/11/30	70,000	71,142
2.954% 5/16/26	231,000	251,019
2.978% 5/11/40	70,000	70,447
3.078% 5/11/50	70,000	69,546
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	129,481
5.05% 11/15/44	70,000	90,956
ConocoPhillips Co. 4.95% 3/15/26	366,000	426,368
Devon Energy Corp. 5% 6/15/45	315,000	357,099
Ecopetrol SA:
5.875% 9/18/23	500,000	540,000
7.375% 9/18/43	60,000	72,011
Enbridge, Inc. 3.5% 6/10/24	164,000	175,826
Energy Transfer LP:
4.95% 6/15/28	147,000	168,266
5% 5/15/50	220,000	242,983
5.25% 4/15/29	310,000	361,121
5.3% 4/15/47	50,000	55,745
5.4% 10/1/47	80,000	90,782
5.8% 6/15/38	50,000	59,560
6% 6/15/48	330,000	399,337
Enterprise Products Operating LP:
3.95% 2/15/27	214,000	239,822
4.2% 1/31/50	370,000	402,834
4.25% 2/15/48	270,000	296,418
4.8% 2/1/49	56,000	66,157
Equinor ASA:
2.375% 5/22/30	310,000	315,550
2.875% 4/6/25	400,000	429,150
3.625% 9/10/28	130,000	144,621
5.1% 8/17/40	180,000	232,198
Exxon Mobil Corp.:
2.995% 8/16/39	200,000	199,666
3.452% 4/15/51	450,000	466,488
Hess Corp. 5.6% 2/15/41	120,000	144,600
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	114,627
5.05% 2/15/46	50,000	58,501
5.2% 3/1/48	264,000	317,276
5.55% 6/1/45	190,000	234,501
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	36,133
5% 3/1/26	147,000	169,949
Marathon Oil Corp. 6.6% 10/1/37	120,000	153,868
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	307,842
4.7% 5/1/25	370,000	419,176
4.75% 12/15/23	35,000	38,285
MPLX LP:
4.125% 3/1/27	60,000	67,223
4.5% 4/15/38	150,000	166,212
4.7% 4/15/48	226,000	252,050
ONEOK Partners LP 6.65% 10/1/36	210,000	275,040
ONEOK, Inc.:
4% 7/13/27	80,000	88,302
4.45% 9/1/49	50,000	53,015
5.2% 7/15/48	22,000	25,641
Ovintiv, Inc. 6.5% 2/1/38	70,000	91,639
Phillips 66 Co. 3.9% 3/15/28	380,000	423,151
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	610,260
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	200,000	226,709
5.75% 5/15/24	410,000	463,007
Shell International Finance BV:
1.75% 9/12/21	1,227,000	1,232,533
2% 11/7/24	1,770,000	1,852,088
2.375% 11/7/29	100,000	102,678
2.5% 9/12/26	270,000	289,453
3.125% 11/7/49	100,000	99,223
3.75% 9/12/46	106,000	116,826
5.5% 3/25/40	190,000	258,164
Spectra Energy Partners LP 4.75% 3/15/24	151,000	166,504
Suncor Energy, Inc. 4% 11/15/47	114,000	121,626
The Williams Companies, Inc.:
3.35% 8/15/22	190,000	195,382
3.75% 6/15/27	460,000	510,213
4.85% 3/1/48	50,000	57,766
Total Capital International SA:
3.461% 7/12/49	140,000	145,407
3.75% 4/10/24	465,000	508,540
Total Capital SA 3.883% 10/11/28	470,000	532,416
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	306,389
4.875% 5/15/48	80,000	97,249
6.1% 6/1/40	170,000	226,516
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	568,137
3.95% 5/15/50	100,000	104,759
Valero Energy Corp. 4.35% 6/1/28	70,000	78,692
		19,984,012

TOTAL ENERGY		20,469,067

FINANCIALS - 8.0%
Banks - 4.1%
Banco Santander SA:
3.306% 6/27/29	200,000	214,370
3.8% 2/23/28	400,000	436,798
Bank of America Corp.:
0.981% 9/25/25 (b)	800,000	804,682
1.658% 3/11/27 (b)	340,000	344,808
1.734% 7/22/27 (b)	400,000	405,023
2.651% 3/11/32 (b)	340,000	343,070
2.676% 6/19/41 (b)	380,000	359,053
2.687% 4/22/32 (b)	410,000	415,711
2.831% 10/24/51 (b)	140,000	131,393
3.093% 10/1/25 (b)	400,000	429,001
3.194% 7/23/30 (b)	270,000	287,097
3.419% 12/20/28 (b)	445,000	486,172
3.974% 2/7/30 (b)	65,000	72,900
4% 1/22/25	512,000	564,827
4.083% 3/20/51 (b)	100,000	113,862
4.271% 7/23/29 (b)	360,000	410,598
4.33% 3/15/50 (b)	200,000	235,402
6.11% 1/29/37	348,000	471,675
Bank of Montreal 3.3% 2/5/24	580,000	623,725
Bank of Nova Scotia 3.4% 2/11/24	560,000	602,897
Barclays PLC:
3.564% 9/23/35 (b)	240,000	245,470
3.932% 5/7/25 (b)	200,000	216,942
4.375% 1/12/26	210,000	236,414
4.95% 1/10/47	200,000	245,907
BB&T Corp.:
2.75% 4/1/22	140,000	142,696
3.75% 12/6/23	350,000	378,161
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	770,000	846,309
1.122% 1/28/27 (b)	600,000	593,308
2.561% 5/1/32 (b)	600,000	601,432
3.142% 1/24/23 (b)	90,000	91,625
3.2% 10/21/26	80,000	86,934
3.98% 3/20/30 (b)	150,000	168,725
4.65% 7/30/45	167,000	206,267
4.65% 7/23/48	75,000	93,845
4.75% 5/18/46	208,000	253,701
5.316% 3/26/41 (b)	230,000	300,164
Export-Import Bank of Korea 0.625% 2/9/26	400,000	391,916
Fifth Third Bancorp:
2.55% 5/5/27	100,000	105,460
3.95% 3/14/28	50,000	57,146
HSBC Holdings PLC:
1.589% 5/24/27 (b)	240,000	240,885
2.633% 11/7/25 (b)	600,000	633,124
2.804% 5/24/32 (b)	340,000	343,152
3.973% 5/22/30 (b)	214,000	236,190
4.292% 9/12/26 (b)	1,600,000	1,787,976
4.375% 11/23/26	400,000	452,649
6.8% 6/1/38	100,000	140,805
ING Groep NV 2.727% 4/1/32 (b)	200,000	203,143
Japan Bank International Cooperation:
1.25% 1/21/31	682,000	647,437
2.375% 11/16/22	400,000	412,220
2.5% 5/23/24	1,070,000	1,133,953
JPMorgan Chase & Co.:
1.578% 4/22/27 (b)	300,000	302,277
1.953% 2/4/32 (b)	300,000	286,494
2.069% 6/1/29 (b)	340,000	340,493
2.525% 11/19/41 (b)	340,000	310,560
2.58% 4/22/32 (b)	300,000	302,277
2.7% 5/18/23	470,000	490,404
2.95% 10/1/26	190,000	205,281
2.956% 5/13/31 (b)	250,000	259,417
3.109% 4/22/51 (b)	50,000	49,260
3.22% 3/1/25 (b)	1,640,000	1,751,594
3.559% 4/23/24 (b)	670,000	708,953
4.452% 12/5/29 (b)	630,000	728,565
5.5% 10/15/40	430,000	573,058
5.6% 7/15/41	325,000	444,265
5.625% 8/16/43	127,000	172,696
Korea Development Bank 1.625% 1/19/31	250,000	241,716
Lloyds Banking Group PLC:
3% 1/11/22	800,000	813,567
4.375% 3/22/28	656,000	750,286
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	213,021
3.195% 7/18/29	400,000	429,905
3.961% 3/2/28	100,000	112,550
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	402,256
1.979% 9/8/31 (b)	280,000	268,935
2.226% 5/25/26 (b)	200,000	207,301
2.839% 7/16/25 (b)	200,000	211,955
National Australia Bank Ltd. 2.875% 4/12/23	250,000	261,826
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	98,349
PNC Financial Services Group, Inc. 2.2% 11/1/24	250,000	264,350
Rabobank Nederland 3.75% 7/21/26	250,000	275,329
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	549,825
2.75% 1/10/23	250,000	260,090
Royal Bank of Canada:
1.2% 4/27/26	270,000	270,010
4.65% 1/27/26	210,000	242,024
Royal Bank of Scotland Group PLC 3.754% 11/1/29 (b)	400,000	426,820
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	60,000	62,535
4.5% 7/17/25	406,000	452,632
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	659,637
2.142% 9/23/30	260,000	250,101
2.75% 1/15/30	200,000	207,575
3.102% 1/17/23	288,000	301,032
3.936% 10/16/23	120,000	130,077
SVB Financial Group 2.1% 5/15/28	260,000	261,236
The Toronto-Dominion Bank 0.55% 3/4/24	1,100,000	1,103,037
Truist Financial Corp. 1.267% 3/2/27 (b)	650,000	649,218
Wachovia Corp. 5.5% 8/1/35	140,000	177,934
Wells Fargo & Co.:
0.805% 5/19/25 (b)	1,100,000	1,102,406
2.406% 10/30/25 (b)	550,000	578,434
3% 10/23/26	100,000	108,394
3.068% 4/30/41 (b)	200,000	199,502
3.75% 1/24/24	40,000	43,245
4.75% 12/7/46	388,000	471,820
4.9% 11/17/45	97,000	118,737
5.013% 4/4/51 (b)	280,000	369,461
5.375% 11/2/43	100,000	128,746
5.606% 1/15/44	100,000	131,962
Westpac Banking Corp.:
2.75% 1/11/23	306,000	318,614
2.894% 2/4/30 (b)	390,000	405,187
3.65% 5/15/23	160,000	170,538
4.11% 7/24/34 (b)	270,000	293,344
		41,168,133
Capital Markets - 1.6%
Ares Capital Corp. 3.5% 2/10/23	917,000	954,239
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	830,543
2.1% 10/24/24	370,000	389,323
3.5% 4/28/23	230,000	244,655
BlackRock, Inc. 2.4% 4/30/30	200,000	207,373
Brookfield Finance, Inc. 2.724% 4/15/31	330,000	332,136
Charles Schwab Corp.:
1.65% 3/11/31	197,000	186,967
2% 3/20/28	120,000	122,171
Credit Suisse AG 0.495% 2/2/24	700,000	698,397
Credit Suisse Group AG 3.8% 6/9/23	500,000	531,051
Deutsche Bank AG 4.1% 1/13/26	700,000	769,980
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	103,856
4.1% 1/13/26	154,000	169,662
GE Capital Funding LLC 3.45% 5/15/25	410,000	447,181
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	109,562
1.093% 12/9/26 (b)	1,000,000	989,395
2.615% 4/22/32 (b)	460,000	463,563
3.85% 1/26/27	960,000	1,064,482
4.8% 7/8/44	120,000	150,311
5.15% 5/22/45	330,000	430,572
5.25% 7/27/21	393,000	396,037
6.75% 10/1/37	262,000	373,672
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	149,569
2.65% 9/15/40	160,000	149,182
3.75% 9/21/28	100,000	111,549
4.25% 9/21/48	120,000	136,514
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	127,000	140,516
Moody's Corp. 4.875% 12/17/48	120,000	152,159
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	250,000	299,581
1.593% 5/4/27 (b)	1,100,000	1,110,101
1.794% 2/13/32 (b)	260,000	245,058
2.188% 4/28/26 (b)	200,000	209,154
3.125% 1/23/23	795,000	831,709
3.625% 1/20/27	160,000	178,200
3.772% 1/24/29 (b)	180,000	200,145
4.375% 1/22/47	224,000	269,356
5.597% 3/24/51 (b)	40,000	57,216
6.375% 7/24/42	228,000	336,944
NASDAQ, Inc. 1.65% 1/15/31	160,000	149,215
Nomura Holdings, Inc. 1.851% 7/16/25	666,000	677,433
Northern Trust Corp. 1.95% 5/1/30	150,000	149,253
S&P Global, Inc. 1.25% 8/15/30	120,000	111,089
		15,629,071
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	156,908
3.3% 1/23/23	401,000	416,379
4.45% 10/1/25	150,000	164,770
4.5% 9/15/23	164,000	176,186
Ally Financial, Inc.:
3.05% 6/5/23	340,000	355,514
5.125% 9/30/24	510,000	577,174
5.8% 5/1/25	150,000	175,275
American Express Co.:
2.5% 8/1/22	150,000	153,620
2.5% 7/30/24	464,000	492,692
3.4% 2/27/23	50,000	52,552
Capital One Financial Corp.:
3.2% 1/30/23	80,000	83,600
3.3% 10/30/24	230,000	248,683
3.8% 1/31/28	438,000	490,872
Discover Financial Services 4.5% 1/30/26	208,000	235,914
Ford Motor Credit Co. LLC:
4.14% 2/15/23	200,000	207,780
5.875% 8/2/21	221,000	222,105
GE Capital International Funding Co. 4.418% 11/15/35	400,000	465,017
John Deere Capital Corp.:
1.45% 1/15/31	170,000	161,234
2.8% 3/6/23	270,000	282,427
2.8% 9/8/27	290,000	313,287
Synchrony Financial:
3.95% 12/1/27	380,000	419,832
4.375% 3/19/24	100,000	109,602
5.15% 3/19/29	109,000	126,549
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	381,541
1.15% 8/13/27	470,000	462,282
1.65% 1/10/31	180,000	172,480
2.15% 9/8/22	800,000	819,888
2.7% 1/11/23	50,000	51,979
		7,976,142
Diversified Financial Services - 0.8%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,681
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	470,000	451,032
2.85% 10/15/50	180,000	171,731
4.2% 8/15/48	130,000	154,367
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	100,872
BP Capital Markets America, Inc.:
2.52% 9/19/22	620,000	636,942
2.939% 6/4/51	220,000	203,333
3% 2/24/50	130,000	120,522
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	52,847
4.125% 5/15/29	44,000	48,674
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	115,441
2.6% 11/15/29	110,000	113,830
3.4% 11/15/49	80,000	83,613
Equitable Holdings, Inc. 3.9% 4/20/23	1,030,000	1,092,137
Export Development Canada 2.625% 2/21/24	500,000	531,940
Fedex Corp. 2020-1 Class AA pass-thru Trust 1.875% 8/20/35	243,316	239,758
Japan International Cooperation Agency 1.75% 4/28/31	200,000	197,844
KfW:
0.25% 10/19/23	600,000	600,067
0.375% 7/18/25	208,000	205,629
0.625% 1/22/26	900,000	893,383
2.375% 12/29/22	815,000	843,222
2.5% 11/20/24	280,000	299,195
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	181,806
		7,537,866
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	250,000	234,287
4.35% 11/3/45	74,000	90,116
AFLAC, Inc. 3.625% 11/15/24	450,000	494,518
Allstate Corp. 1.45% 12/15/30	500,000	469,488
American International Group, Inc.:
4.375% 6/30/50	170,000	196,587
4.5% 7/16/44	115,000	133,898
4.7% 7/10/35	200,000	238,346
4.75% 4/1/48	40,000	48,391
5.75% 4/1/48 (b)	190,000	215,223
Aon PLC 4.75% 5/15/45	140,000	175,139
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	111,051
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	239,947
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	241,063
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	250,000	258,448
4.4% 3/15/48	30,000	35,325
Lincoln National Corp. 4.35% 3/1/48	210,000	237,925
Manulife Financial Corp. 4.15% 3/4/26	200,000	226,167
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	47,632
4.9% 3/15/49	120,000	156,848
MetLife, Inc.:
4.125% 8/13/42	180,000	208,166
4.6% 5/13/46	272,000	337,129
Principal Financial Group, Inc. 2.125% 6/15/30	160,000	157,217
Progressive Corp. 4.2% 3/15/48	100,000	118,599
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	79,430
4.35% 2/25/50	180,000	213,347
4.418% 3/27/48	100,000	119,387
5.7% 12/14/36	120,000	162,374
5.7% 9/15/48 (b)	74,000	85,478
The Chubb Corp. 6.5% 5/15/38	58,000	86,105
The Travelers Companies, Inc.:
4.05% 3/7/48	74,000	87,221
6.25% 6/15/37	156,000	224,868
Unum Group 4.5% 3/15/25	525,000	588,959
Willis Group North America, Inc. 4.5% 9/15/28	324,000	373,007
		6,691,686

TOTAL FINANCIALS		79,002,898

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	120,000	127,108
2.95% 11/21/26	100,000	107,318
3.2% 11/21/29	200,000	214,520
4.05% 11/21/39	210,000	234,946
4.25% 11/14/28	92,000	105,957
4.25% 11/21/49	150,000	172,753
4.3% 5/14/36	25,000	28,885
4.45% 5/14/46	280,000	327,122
4.55% 3/15/35	50,000	59,530
4.75% 3/15/45	250,000	303,194
Amgen, Inc.:
1.9% 2/21/25	100,000	103,900
3.15% 2/21/40	220,000	222,769
3.2% 11/2/27	70,000	76,863
3.375% 2/21/50	210,000	212,445
4.4% 5/1/45	188,000	220,221
4.663% 6/15/51	100,000	123,219
Biogen, Inc. 3.25% 2/15/51 (a)	150,000	140,514
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	558,946
2.8% 10/1/50	180,000	162,821
4.15% 3/1/47	112,000	125,771
4.75% 3/1/46	100,000	121,545
		3,750,347
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	390,000	527,127
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	66,878
4.669% 6/6/47	290,000	346,982
Boston Scientific Corp.:
4% 3/1/29	100,000	112,345
4.7% 3/1/49	230,000	283,281
Danaher Corp. 2.6% 10/1/50	245,000	223,501
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	110,914
Medtronic, Inc. 4.375% 3/15/35	280,000	341,886
Stryker Corp.:
1.95% 6/15/30	100,000	97,138
2.9% 6/15/50	100,000	95,296
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	190,670
3.55% 3/20/30	194,000	210,333
		2,606,351
Health Care Providers & Services - 1.0%
Aetna, Inc. 3.875% 8/15/47	180,000	192,046
AHS Hospital Corp. 2.78% 7/1/51	250,000	236,999
Allina Health System, Inc. 3.887% 4/15/49	40,000	45,104
Anthem, Inc.:
2.375% 1/15/25	1,100,000	1,155,907
3.125% 5/15/22	140,000	143,874
4.101% 3/1/28	130,000	147,320
4.55% 3/1/48	80,000	96,247
4.625% 5/15/42	150,000	178,568
5.1% 1/15/44	132,000	167,469
Banner Health 2.913% 1/1/51	150,000	141,894
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	128,387
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	87,144
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	175,093
4.368% 6/15/47	30,000	32,973
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	92,862
Cigna Corp.:
3.05% 11/30/22	110,000	114,194
3.75% 7/15/23	37,000	39,520
4.125% 11/15/25	99,000	111,563
4.375% 10/15/28	100,000	115,381
4.8% 8/15/38	80,000	96,905
4.8% 7/15/46	230,000	280,863
4.9% 12/15/48	200,000	249,159
CommonSpirit Health 3.91% 10/1/50	150,000	157,217
CVS Health Corp.:
1.75% 8/21/30	735,000	698,931
2.7% 8/21/40	210,000	195,907
2.875% 6/1/26	60,000	64,380
3% 8/15/26	38,000	41,243
3.25% 8/15/29	250,000	268,753
3.7% 3/9/23	7,000	7,400
4.78% 3/25/38	412,000	490,578
5.05% 3/25/48	120,000	148,113
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	132,433
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	270,932
5.25% 6/15/49	120,000	147,756
Humana, Inc. 3.125% 8/15/29	100,000	105,707
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	112,339
Kaiser Foundation Hospitals:
3.266% 11/1/49	110,000	114,744
4.15% 5/1/47	60,000	72,233
MidMichigan Health 3.409% 6/1/50	42,000	43,118
Novant Health, Inc. 3.168% 11/1/51	110,000	110,415
Orlando Health Obligated Group 3.327% 10/1/50	68,000	69,150
Sutter Health 3.361% 8/15/50	170,000	173,034
Trinity Health Corp. 2.632% 12/1/40	50,000	47,642
UnitedHealth Group, Inc.:
1.25% 1/15/26	93,000	94,166
2% 5/15/30	170,000	169,298
2.3% 5/15/31	270,000	271,234
2.375% 8/15/24	100,000	105,812
2.875% 8/15/29	150,000	160,328
2.9% 5/15/50	137,000	132,799
3.375% 4/15/27	220,000	243,987
3.45% 1/15/27	370,000	411,765
3.7% 8/15/49	90,000	99,409
3.85% 6/15/28	240,000	273,068
4.45% 12/15/48	68,000	83,912
4.75% 7/15/45	182,000	231,487
6.875% 2/15/38	126,000	190,481
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	67,545
		10,036,788
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	310,655
4.133% 3/25/25	730,000	813,654
		1,124,309
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	170,182
2.25% 5/28/31	170,000	170,136
AstraZeneca PLC:
1.375% 8/6/30	240,000	225,177
3.125% 6/12/27	140,000	152,958
4% 9/18/42	100,000	114,582
6.45% 9/15/37	149,000	216,882
Bayer U.S. Finance II LLC 2.85% 4/15/25 (a)	177,000	184,289
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	195,769
3.2% 6/15/26	100,000	109,996
3.25% 2/27/27	760,000	843,306
3.4% 7/26/29	100,000	110,695
3.875% 8/15/25	80,000	89,747
4.125% 6/15/39	100,000	117,895
4.25% 10/26/49	100,000	119,742
4.55% 2/20/48	204,000	255,399
Eli Lilly & Co.:
2.25% 5/15/50	200,000	172,273
3.95% 3/15/49	100,000	116,220
GlaxoSmithKline Capital PLC 3% 6/1/24	200,000	214,762
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	240,000	254,416
6.375% 5/15/38	151,000	219,493
Johnson & Johnson:
0.55% 9/1/25	100,000	99,492
1.3% 9/1/30	100,000	95,878
2.1% 9/1/40	440,000	405,871
2.45% 9/1/60	100,000	89,581
3.4% 1/15/38	238,000	264,351
Merck & Co., Inc.:
2.45% 6/24/50	100,000	89,703
3.7% 2/10/45	322,000	359,411
Mylan NV 5.2% 4/15/48	74,000	86,799
Novartis Capital Corp.:
2.4% 5/17/22	670,000	683,554
2.75% 8/14/50	150,000	144,199
4.4% 5/6/44	120,000	148,961
Pfizer, Inc.:
2.55% 5/28/40	120,000	116,309
2.7% 5/28/50	100,000	94,462
3.2% 9/15/23	80,000	85,095
3.45% 3/15/29	100,000	111,262
3.9% 3/15/39	70,000	81,211
4% 12/15/36	190,000	223,654
4.3% 6/15/43	106,000	127,300
7.2% 3/15/39	130,000	205,941
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	254,290
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	485,074
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	330,000	323,014
Viatris, Inc.:
2.7% 6/22/30 (a)	218,000	217,398
4% 6/22/50 (a)	70,000	70,927
Wyeth LLC 5.95% 4/1/37	50,000	69,697
Zoetis, Inc. 3% 9/12/27	50,000	53,940
		9,041,293

TOTAL HEALTH CARE		26,559,088

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3.75% 5/15/28	100,000	112,997
4.25% 4/1/40	104,000	123,144
4.25% 4/1/50	30,000	36,596
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	415,378
Lockheed Martin Corp.:
2.9% 3/1/25	250,000	269,379
4.09% 9/15/52	119,000	141,870
4.7% 5/15/46	136,000	173,400
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	108,246
4.03% 10/15/47	178,000	202,567
4.75% 6/1/43	110,000	136,587
Raytheon Technologies Corp.:
3.65% 8/16/23	13,000	13,837
3.75% 11/1/46	100,000	107,958
3.95% 8/16/25	80,000	89,310
4.125% 11/16/28	400,000	455,956
4.35% 4/15/47	100,000	117,536
4.45% 11/16/38	200,000	234,953
4.5% 6/1/42	40,000	47,831
The Boeing Co.:
2.8% 3/1/23	270,000	279,933
3.2% 3/1/29	320,000	332,263
3.75% 2/1/50	70,000	68,568
4.875% 5/1/25	1,090,000	1,224,553
5.705% 5/1/40	590,000	734,476
5.805% 5/1/50	220,000	282,952
		5,710,290
Air Freight & Logistics - 0.2%
FedEx Corp.:
4.05% 2/15/48	80,000	88,045
4.1% 2/1/45	130,000	143,753
4.95% 10/17/48	80,000	99,752
5.25% 5/15/50	98,000	128,795
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	166,485
3.9% 4/1/25	350,000	389,658
4.45% 4/1/30	150,000	179,057
5.3% 4/1/50	82,000	114,344
6.2% 1/15/38	134,000	193,857
		1,503,746
Airlines - 0.0%
Southwest Airlines Co. 5.125% 6/15/27	251,000	293,653
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	313,654
2.493% 2/15/27	100,000	105,034
2.722% 2/15/30	100,000	102,681
3.377% 4/5/40	40,000	40,738
3.577% 4/5/50	100,000	101,623
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	300,000	284,465
Masco Corp.:
2% 2/15/31	90,000	86,185
3.125% 2/15/51	50,000	47,366
		1,081,746
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	400,000	367,787
3.95% 5/15/28	200,000	224,752
Waste Management, Inc.:
2.4% 5/15/23	250,000	259,061
2.5% 11/15/50	150,000	132,163
3.15% 11/15/27	50,000	54,493
		1,038,256
Electrical Equipment - 0.0%
Eaton Corp. 4.15% 11/2/42	100,000	115,449
Industrial Conglomerates - 0.3%
3M Co.:
2.375% 8/26/29	130,000	134,597
2.875% 10/15/27	210,000	228,576
3.25% 8/26/49	100,000	105,975
3.375% 3/1/29	110,000	121,972
3.7% 4/15/50	96,000	109,222
General Electric Co.:
3.45% 5/15/24	310,000	334,846
3.45% 5/1/27	480,000	528,606
3.625% 5/1/30	60,000	65,900
4.25% 5/1/40	50,000	56,514
4.35% 5/1/50	170,000	193,717
4.5% 3/11/44	200,000	233,442
6.875% 1/10/39	100,000	145,530
Honeywell International, Inc.:
1.35% 6/1/25	100,000	102,323
1.95% 6/1/30	100,000	100,053
2.3% 8/15/24	190,000	200,795
2.8% 6/1/50	100,000	97,849
Roper Technologies, Inc.:
1% 9/15/25	60,000	59,847
1.4% 9/15/27	60,000	58,893
1.75% 2/15/31	60,000	56,404
2% 6/30/30	400,000	386,872
		3,321,933
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	190,598
1.1% 9/14/27	540,000	531,123
2.55% 11/29/22	518,000	536,285
Caterpillar, Inc.:
2.6% 4/9/30	210,000	220,816
3.25% 9/19/49	170,000	179,370
Deere & Co. 2.875% 9/7/49	190,000	187,344
Illinois Tool Works, Inc. 3.9% 9/1/42	100,000	115,347
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	200,820
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	102,054
3.362% 2/15/50	80,000	80,984
Parker Hannifin Corp.:
3.25% 6/14/29	110,000	118,797
4% 6/14/49	110,000	123,939
Stanley Black & Decker, Inc. 2.75% 11/15/50	151,000	140,159
		2,727,636
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	29,994
3.3% 9/15/51	140,000	145,392
4.05% 6/15/48	182,000	210,157
4.15% 12/15/48	100,000	118,154
4.45% 3/15/43	151,000	182,947
Canadian National Railway Co. 2.45% 5/1/50	150,000	128,623
CSX Corp.:
3.8% 3/1/28	50,000	55,982
4.3% 3/1/48	210,000	242,282
4.75% 11/15/48	160,000	197,009
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	399,392
3.8% 8/1/28	72,000	80,960
3.95% 10/1/42	305,000	335,484
Union Pacific Corp.:
2.15% 2/5/27	120,000	124,136
2.891% 4/6/36 (a)	290,000	293,241
3.25% 2/5/50	270,000	268,925
3.799% 4/6/71 (a)	170,000	175,501
4% 4/15/47	90,000	99,920
		3,088,099
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	166,000	166,000
3.625% 12/1/27	140,000	148,559
4.625% 10/1/28	350,000	390,108
		704,667

TOTAL INDUSTRIALS		19,585,475

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	940,000	943,416
5.5% 1/15/40	192,000	262,184
		1,205,600
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	200,000	259,806
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.9% 10/1/26 (a)	450,000	516,620
5.3% 10/1/29 (a)	90,000	106,557
5.45% 6/15/23 (a)	230,000	250,309
8.1% 7/15/36 (a)	310,000	458,831
8.35% 7/15/46 (a)	92,000	144,396
		1,736,519
IT Services - 0.5%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	244,150
2.25% 3/1/31	200,000	195,897
Fiserv, Inc.:
2.75% 7/1/24	370,000	392,325
3.5% 7/1/29	180,000	195,455
4.4% 7/1/49	100,000	115,499
Global Payments, Inc. 1.2% 3/1/26	350,000	347,138
IBM Corp.:
1.95% 5/15/30	100,000	98,514
2.85% 5/15/40	110,000	106,485
2.95% 5/15/50	100,000	94,653
3% 5/15/24	100,000	107,216
3.5% 5/15/29	170,000	187,506
4.15% 5/15/39	100,000	114,693
4.7% 2/19/46	204,000	254,493
MasterCard, Inc. 3.85% 3/26/50	310,000	355,432
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	82,690
2.3% 6/1/30	130,000	131,602
2.85% 10/1/29	280,000	297,014
The Western Union Co. 2.85% 1/10/25	100,000	105,962
Visa, Inc.:
2.05% 4/15/30	430,000	436,095
2.15% 9/15/22	480,000	491,229
2.7% 4/15/40	120,000	119,401
3.15% 12/14/25	160,000	175,443
4.3% 12/14/45	142,000	174,070
		4,822,962
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc. 4.35% 4/1/47	90,000	110,071
Broadcom, Inc.:
2.45% 2/15/31 (a)	160,000	153,657
3.459% 9/15/26	432,000	469,296
3.75% 2/15/51 (a)	280,000	272,073
4.3% 11/15/32	300,000	330,936
5% 4/15/30	182,000	210,073
Intel Corp.:
2.45% 11/15/29	720,000	747,252
3.25% 11/15/49	70,000	70,935
3.734% 12/8/47	110,000	119,631
4.75% 3/25/50	260,000	329,773
Lam Research Corp. 2.875% 6/15/50	150,000	143,538
NVIDIA Corp. 3.5% 4/1/50	167,000	178,946
Qualcomm, Inc.:
2.6% 1/30/23	430,000	446,464
4.3% 5/20/47	213,000	252,643
Texas Instruments, Inc. 3.875% 3/15/39	210,000	243,636
		4,078,924
Software - 0.7%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,815,841
2.4% 8/8/26	520,000	555,037
2.525% 6/1/50	280,000	260,699
2.675% 6/1/60	200,000	186,009
2.921% 3/17/52	170,000	170,151
3.45% 8/8/36	610,000	679,534
5.3% 2/8/41	180,000	247,409
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,359,694
2.875% 3/25/31	360,000	368,793
3.25% 11/15/27	260,000	282,717
3.6% 4/1/40	100,000	101,842
3.6% 4/1/50	210,000	206,713
3.85% 4/1/60	70,000	69,932
3.95% 3/25/51	200,000	207,701
4% 11/15/47	388,000	406,880
4.375% 5/15/55	100,000	109,557
5.375% 7/15/40	120,000	149,863
6.125% 7/8/39	114,000	153,291
		7,331,663
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
1.125% 5/11/25	500,000	507,303
2.1% 9/12/22	100,000	102,288
2.375% 2/8/41	440,000	409,633
2.4% 1/13/23	1,242,000	1,284,068
2.55% 8/20/60	110,000	96,236
2.95% 9/11/49	180,000	177,873
3% 2/9/24	650,000	693,135
3% 11/13/27	890,000	974,024
3.35% 2/9/27	240,000	266,539
3.75% 11/13/47	90,000	101,824
4.375% 5/13/45	120,000	146,350
4.5% 2/23/36	110,000	136,356
4.65% 2/23/46	201,000	255,607
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,108,000	1,263,311
HP, Inc. 2.2% 6/17/25	190,000	198,667
		6,613,214

TOTAL INFORMATION TECHNOLOGY		25,788,882

MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	102,479
2.05% 5/15/30	40,000	40,081
2.7% 5/15/40	40,000	39,097
2.8% 5/15/50	40,000	38,024
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	108,720
4.493% 11/15/25	210,000	239,531
4.725% 11/15/28	100,000	117,922
5.319% 11/15/38	190,000	243,057
Eastman Chemical Co. 4.5% 12/1/28	226,000	262,170
Ecolab, Inc. 1.3% 1/30/31	400,000	370,381
LYB International Finance BV 4% 7/15/23	153,000	163,918
LYB International Finance II BV 3.5% 3/2/27	680,000	742,568
LYB International Finance III LLC:
3.375% 10/1/40	110,000	110,379
3.625% 4/1/51	110,000	110,145
Nutrien Ltd.:
3.95% 5/13/50	170,000	188,835
4.2% 4/1/29	32,000	36,555
5% 4/1/49	56,000	71,290
Sherwin-Williams Co.:
2.75% 6/1/22	4,000	4,089
3.125% 6/1/24	160,000	171,552
3.45% 6/1/27	210,000	232,022
4.5% 6/1/47	100,000	119,521
The Dow Chemical Co.:
2.1% 11/15/30	170,000	165,694
3.6% 11/15/50	170,000	172,822
3.625% 5/15/26	150,000	166,082
5.55% 11/30/48	80,000	107,937
The Mosaic Co. 4.05% 11/15/27	170,000	189,174
Westlake Chemical Corp. 3.6% 8/15/26	548,000	602,321
		4,916,366
Containers & Packaging - 0.1%
International Paper Co. 5% 9/15/35	328,000	403,252
WRKCo, Inc. 4.65% 3/15/26	400,000	458,824
		862,076
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	188,026
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	200,017
Newmont Corp.:
2.25% 10/1/30	160,000	157,836
4.875% 3/15/42	100,000	122,936
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	164,000	217,423
Southern Copper Corp. 5.875% 4/23/45	178,000	232,468
Vale Overseas Ltd. 6.25% 8/10/26	850,000	1,026,163
		2,144,869

TOTAL MATERIALS		7,923,311

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	237,920
4.85% 4/15/49	140,000	171,624
American Tower Corp.:
1.3% 9/15/25	120,000	120,706
2.1% 6/15/30	120,000	116,059
3.1% 6/15/50	120,000	111,413
3.6% 1/15/28	70,000	76,387
3.8% 8/15/29	100,000	110,088
AvalonBay Communities, Inc. 2.3% 3/1/30	408,000	409,641
Boston Properties, Inc. 3.25% 1/30/31	227,000	238,143
Crown Castle International Corp.:
1.35% 7/15/25	90,000	90,892
2.25% 1/15/31	100,000	96,654
3.25% 1/15/51	50,000	47,089
3.65% 9/1/27	464,000	509,392
Duke Realty LP 1.75% 2/1/31	340,000	320,228
Equinix, Inc.:
1.45% 5/15/26	200,000	200,948
2.5% 5/15/31	210,000	209,158
ERP Operating LP 3.5% 3/1/28	160,000	174,452
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	442,887
3% 1/15/30	320,000	333,840
Kimco Realty Corp.:
1.9% 3/1/28	610,000	606,325
2.8% 10/1/26	216,000	229,394
Omega Healthcare Investors, Inc. 4.75% 1/15/28	201,000	224,677
Prologis LP:
1.625% 3/15/31	150,000	141,689
2.125% 4/15/27	170,000	176,286
Realty Income Corp. 3.25% 1/15/31	238,000	254,434
Simon Property Group LP:
2.2% 2/1/31	150,000	145,468
2.65% 7/15/30	138,000	139,821
3.375% 12/1/27	150,000	163,276
4.25% 11/30/46	116,000	128,920
UDR, Inc. 2.1% 6/15/33	100,000	93,807
Ventas Realty LP:
3.125% 6/15/23	163,000	170,228
4% 3/1/28	184,000	205,125
4.875% 4/15/49	160,000	190,031
VEREIT Operating Partnership LP 2.85% 12/15/32	148,000	150,764
Welltower, Inc. 4.25% 4/15/28	174,000	196,937
Weyerhaeuser Co. 4% 11/15/29	130,000	147,643
		7,382,346
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	210,000	208,566

TOTAL REAL ESTATE		7,590,912

UTILITIES - 1.9%
Electric Utilities - 1.5%
AEP Texas, Inc. 3.45% 5/15/51	70,000	69,524
AEP Transmission Co. LLC 3.65% 4/1/50	139,000	149,985
Alabama Power Co. 1.45% 9/15/30	800,000	749,798
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	166,175
4.3% 12/1/28	194,000	221,230
Arizona Public Service Co. 3.35% 5/15/50	200,000	204,834
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	114,281
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	70,000	73,424
4.25% 2/1/49	185,000	219,472
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	231,010
4.3% 2/1/49	65,000	76,913
Commonwealth Edison Co. 4% 3/1/48	208,000	239,593
DTE Electric Co.:
3.95% 3/1/49	56,000	64,805
4.05% 5/15/48	100,000	116,355
Duke Energy Carolinas LLC:
4% 9/30/42	179,000	202,845
4.25% 12/15/41	130,000	152,715
Duke Energy Corp.:
2.45% 6/1/30	200,000	199,544
3.15% 8/15/27	352,000	382,030
3.75% 9/1/46	110,000	113,933
4.2% 6/15/49	310,000	339,869
Edison International 4.125% 3/15/28	100,000	105,900
Entergy Corp.:
0.9% 9/15/25	500,000	493,543
3.75% 6/15/50	190,000	198,742
Entergy, Inc. 3.55% 9/30/49	34,000	34,637
Eversource Energy:
2.55% 3/15/31	200,000	202,590
3.45% 1/15/50	120,000	122,129
Exelon Corp.:
3.95% 6/15/25	163,000	179,867
4.05% 4/15/30	370,000	414,567
4.7% 4/15/50	110,000	133,615
5.1% 6/15/45	160,000	201,785
FirstEnergy Corp.:
1.6% 1/15/26	97,000	94,090
2.25% 9/1/30	150,000	140,625
5.35% 7/15/47 (b)	150,000	173,685
Florida Power & Light Co.:
3.99% 3/1/49	133,000	155,971
4.05% 10/1/44	170,000	200,443
4.125% 2/1/42	240,000	285,763
Indiana Michigan Power Co. 3.25% 5/1/51	80,000	80,018
Interstate Power and Light Co. 2.3% 6/1/30	104,000	103,927
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	308,268
3.95% 8/1/47	100,000	114,690
4.25% 7/15/49	100,000	121,152
Mississippi Power Co. 3.95% 3/30/28	120,000	133,808
Northern States Power Co. 2.6% 6/1/51	100,000	92,279
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	100,706
3.8% 6/1/49	280,000	314,820
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	295,752
3.5% 6/15/25	506,000	533,456
4.55% 7/1/30	603,000	634,315
4.95% 7/1/50	130,000	131,426
PPL Capital Funding, Inc. 4% 9/15/47	90,000	98,436
PPL Electric Utilities Corp. 3% 10/1/49	70,000	68,977
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	113,896
6.25% 9/1/37	130,000	184,798
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	82,422
3% 5/15/25	220,000	236,524
3.15% 1/1/50	80,000	81,858
Southern California Edison Co.:
2.95% 2/1/51	100,000	88,254
3.5% 10/1/23	566,000	599,825
3.65% 2/1/50	220,000	215,885
4.65% 10/1/43	158,000	176,277
Southern Co.:
3.25% 7/1/26	765,000	831,698
4.4% 7/1/46	253,000	289,563
Tampa Electric Co. 4.45% 6/15/49	140,000	171,424
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	100,920
3.8% 9/15/47	180,000	198,662
4.6% 12/1/48	208,000	257,966
6% 5/15/37	120,000	163,309
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	345,006
3.4% 6/1/30	73,000	79,253
		14,575,857
Gas Utilities - 0.0%
Dominion Gas Holdings LLC:
2.5% 11/15/24	80,000	84,443
3.9% 11/15/49	90,000	94,211
		178,654
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	271,080
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	250,000	272,581
4.5% 2/1/45	180,000	212,875
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	29,686
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	245,000	270,571
4.5% 5/15/58	120,000	140,373
4.65% 12/1/48	80,000	96,889
Consumers Energy Co. 3.1% 8/15/50	200,000	200,539
Dominion Energy, Inc. 3.375% 4/1/30	340,000	366,138
DTE Energy Co. 3.8% 3/15/27	90,000	100,271
NiSource, Inc.:
0.95% 8/15/25	370,000	368,054
1.7% 2/15/31	370,000	345,028
3.49% 5/15/27	442,000	487,178
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	82,659
Puget Energy, Inc. 4.1% 6/15/30	253,000	279,065
Sempra Energy:
3.4% 2/1/28	50,000	54,340
3.8% 2/1/38	270,000	294,299
4% 2/1/48	136,000	146,924
		4,018,550
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	213,000	230,574

TOTAL UTILITIES		19,003,635

TOTAL NONCONVERTIBLE BONDS
(Cost $256,444,460)		262,299,450

U.S. Government and Government Agency Obligations - 42.2%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	$238,000	$235,231
0.5% 6/17/25	650,000	647,730
0.625% 4/22/25	90,000	90,267
0.75% 10/8/27	250,000	243,190
0.875% 8/5/30	108,000	100,984
1.75% 7/2/24	930,000	969,837
2% 10/5/22	190,000	194,775
2.375% 1/19/23	655,000	679,055
2.875% 9/12/23	150,000	159,032
6.625% 11/15/30	650,000	932,882
Federal Home Loan Bank:
0.375% 9/4/25	175,000	172,927
0.5% 4/14/25	390,000	389,317
1.5% 8/15/24	125,000	129,490
2% 9/9/22	200,000	204,824
2.5% 2/13/24	230,000	244,274
3.25% 11/16/28	30,000	34,039
Freddie Mac:
0.25% 8/24/23	450,000	450,178
0.25% 12/4/23	958,000	958,454
0.375% 7/21/25	480,000	475,079
0.375% 9/23/25	370,000	365,611
1.5% 2/12/25	630,000	653,055
2.75% 6/19/23	50,000	52,628
6.25% 7/15/32	110,000	160,029
6.75% 3/15/31	390,000	568,776
Tennessee Valley Authority:
0.75% 5/15/25	560,000	563,996
2.875% 2/1/27	145,000	159,406
4.25% 9/15/65	50,000	66,253
5.25% 9/15/39	420,000	583,942

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,485,261

U.S. Treasury Obligations - 41.1%
U.S. Treasury Bonds:
1.125% 5/15/40	3,747,000	3,123,622
1.125% 8/15/40	4,013,000	3,332,044
1.25% 5/15/50	5,225,000	4,048,967
1.375% 11/15/40	6,856,000	5,946,509
1.375% 8/15/50	5,673,000	4,541,724
1.625% 11/15/50	6,241,000	5,332,154
1.875% 2/15/41	13,740,000	13,012,209
1.875% 2/15/51	9,265,000	8,423,912
2% 2/15/50	1,963,000	1,838,089
2.25% 8/15/46	148,000	146,873
2.25% 8/15/49	267,000	264,257
2.375% 11/15/49	94,000	95,608
2.5% 2/15/45	763,000	794,921
2.5% 2/15/46	329,000	342,558
2.5% 5/15/46	122,000	127,042
2.75% 11/15/42	1,059,000	1,154,600
2.75% 8/15/47	177,000	193,290
2.75% 11/15/47	157,000	171,412
2.875% 5/15/43	1,420,000	1,579,306
2.875% 8/15/45	268,000	298,485
2.875% 11/15/46	359,000	400,622
2.875% 5/15/49	361,000	407,073
3% 5/15/42	238,000	270,074
3% 11/15/44	1,614,000	1,833,340
3% 5/15/45	2,050,000	2,330,514
3% 11/15/45	826,000	940,898
3% 2/15/47	1,543,000	1,762,456
3% 5/15/47	197,000	225,119
3% 2/15/48	121,000	138,398
3% 8/15/48	188,000	215,341
3% 2/15/49	264,000	303,043
3.125% 11/15/41	229,000	264,692
3.125% 2/15/42	264,000	305,559
3.125% 8/15/44	1,405,000	1,629,196
3.125% 5/15/48	48,000	56,198
3.375% 5/15/44	856,000	1,031,614
3.375% 11/15/48	68,000	83,364
3.625% 8/15/43	86,000	107,302
3.625% 2/15/44	1,464,000	1,831,258
3.75% 8/15/41	225,000	283,764
3.75% 11/15/43	4,124,000	5,245,213
3.875% 8/15/40	126,000	161,014
4.375% 2/15/38	81,000	108,638
4.375% 11/15/39	5,000	6,768
4.375% 5/15/41	1,552,000	2,118,541
4.5% 2/15/36	223,000	298,872
4.5% 5/15/38	69,000	93,894
5% 5/15/37	391,000	556,304
U.S. Treasury Notes:
0.125% 4/30/22	52,000	52,026
0.125% 5/31/22	1,466,000	1,466,687
0.125% 6/30/22	3,530,000	3,531,241
0.125% 7/31/22	6,477,000	6,480,289
0.125% 9/30/22	6,639,000	6,640,815
0.125% 10/31/22	6,826,000	6,827,867
0.125% 11/30/22	5,206,000	5,207,424
0.125% 12/31/22	4,702,000	4,702,735
0.125% 1/31/23	5,105,000	5,105,000
0.125% 2/28/23	7,550,000	7,549,705
0.125% 3/31/23	6,934,000	6,932,917
0.125% 4/30/23	8,152,000	8,149,453
0.125% 5/15/23	6,317,000	6,314,286
0.125% 7/15/23	2,227,000	2,225,173
0.125% 8/15/23	9,368,000	9,357,754
0.125% 9/15/23	3,272,000	3,267,399
0.125% 12/15/23	684,000	682,370
0.125% 1/15/24	4,929,000	4,914,560
0.125% 2/15/24	5,894,000	5,875,351
0.25% 4/15/23	2,109,000	2,113,284
0.25% 6/15/23	2,007,000	2,010,606
0.25% 11/15/23	2,984,000	2,987,613
0.25% 3/15/24	1,062,000	1,061,834
0.25% 5/31/25	3,401,000	3,357,690
0.25% 6/30/25	4,190,000	4,132,879
0.25% 7/31/25	2,494,000	2,457,369
0.25% 8/31/25	7,956,000	7,826,404
0.25% 9/30/25	4,049,000	3,979,566
0.375% 3/31/22	2,097,000	2,102,324
0.375% 4/15/24	753,000	754,883
0.375% 4/30/25	8,731,000	8,673,021
0.375% 11/30/25	7,467,000	7,360,245
0.375% 12/31/25	8,153,000	8,027,839
0.375% 1/31/26	9,105,000	8,951,709
0.375% 7/31/27	3,005,000	2,875,057
0.375% 9/30/27	3,744,000	3,570,255
0.5% 3/15/23	1,955,000	1,967,753
0.5% 3/31/25	6,279,000	6,273,113
0.5% 2/28/26	3,729,000	3,684,718
0.5% 4/30/27	546,000	529,108
0.5% 5/31/27	4,423,000	4,278,561
0.5% 6/30/27	1,506,000	1,454,702
0.5% 8/31/27	2,377,000	2,288,234
0.5% 10/31/27	6,297,000	6,040,446
0.625% 3/31/27	884,000	864,559
0.625% 11/30/27	2,847,000	2,749,357
0.625% 12/31/27	1,696,000	1,635,182
0.625% 5/15/30	7,851,000	7,250,828
0.625% 8/15/30	1,544,000	1,420,239
0.75% 3/31/26	2,997,000	2,993,722
0.75% 4/30/26	3,206,000	3,199,989
0.75% 1/31/28	4,807,000	4,665,794
0.875% 11/15/30	4,074,000	3,823,194
1.125% 7/31/21	30,000	30,055
1.125% 9/30/21	549,000	550,982
1.125% 2/28/22	1,745,000	1,759,042
1.125% 2/28/25	748,000	765,151
1.125% 2/29/28	6,779,000	6,738,750
1.125% 2/15/31	8,188,000	7,838,731
1.25% 8/31/24	3,036,000	3,121,625
1.25% 3/31/28	5,759,000	5,763,499
1.25% 4/30/28	3,357,000	3,355,951
1.375% 1/31/22	52,000	52,455
1.375% 10/15/22	217,000	220,747
1.375% 1/31/25	975,000	1,006,611
1.375% 8/31/26	366,000	375,436
1.5% 8/31/21	411,000	412,501
1.5% 10/31/21	781,000	785,637
1.5% 11/30/21	688,000	692,972
1.5% 8/15/22	739,000	751,557
1.5% 9/30/24	3,446,000	3,572,129
1.5% 10/31/24	3,676,000	3,810,547
1.5% 11/30/24	2,663,000	2,760,782
1.5% 8/15/26	283,000	292,032
1.5% 1/31/27	842,000	866,602
1.5% 2/15/30	724,000	723,915
1.625% 6/30/21	210,000	210,269
1.625% 11/15/22	576,000	588,645
1.625% 2/15/26	702,000	730,436
1.625% 9/30/26	1,345,000	1,396,278
1.625% 11/30/26	454,000	470,901
1.625% 8/15/29	2,954,000	2,997,041
1.75% 7/31/21	61,000	61,175
1.75% 5/31/22	130,000	132,179
1.75% 6/30/22	728,000	740,996
1.75% 6/30/24	1,417,000	1,478,717
1.75% 7/31/24	1,867,000	1,949,411
1.75% 12/31/24	3,742,000	3,913,167
1.75% 12/31/26	415,000	433,205
1.75% 11/15/29	407,000	416,619
1.875% 2/28/22	1,430,000	1,449,439
1.875% 3/31/22	1,271,000	1,290,065
1.875% 7/31/22	151,000	154,144
1.875% 8/31/24	501,000	525,189
1.875% 7/31/26	800,000	841,625
2% 11/30/22	552,000	567,568
2% 5/31/24	5,025,000	5,277,035
2% 6/30/24	210,000	220,713
2% 11/15/26	562,000	594,030
2.125% 5/15/22	1,341,000	1,367,191
2.125% 12/31/22	92,000	94,900
2.125% 2/29/24	551,000	579,088
2.125% 3/31/24	612,000	643,915
2.125% 7/31/24	150,000	158,344
2.125% 11/30/24	320,000	338,725
2.25% 4/15/22	396,000	403,580
2.25% 12/31/23	50,000	52,596
2.25% 4/30/24	1,173,000	1,239,485
2.25% 12/31/24	30,000	31,913
2.25% 2/15/27	817,000	874,381
2.25% 8/15/27	1,371,000	1,465,685
2.25% 11/15/27	255,000	272,442
2.375% 3/15/22	1,105,000	1,124,985
2.375% 1/31/23	86,000	89,212
2.375% 2/29/24	2,090,000	2,210,828
2.375% 5/15/27	1,576,000	1,697,586
2.375% 5/15/29	473,000	507,403
2.5% 1/15/22	406,000	412,153
2.5% 2/15/22	1,815,000	1,846,337
2.5% 3/31/23	693,000	722,886
2.5% 1/31/24	2,144,000	2,272,640
2.5% 1/31/25	37,000	39,724
2.5% 2/28/26	273,000	295,277
2.625% 2/28/23	1,495,000	1,559,881
2.625% 6/30/23	2,011,000	2,114,064
2.625% 12/31/23	75,000	79,614
2.625% 12/31/25	118,000	128,196
2.625% 1/31/26	420,000	456,520
2.625% 2/15/29	1,038,000	1,133,164
2.75% 4/30/23	21,000	22,045
2.75% 5/31/23	1,025,000	1,078,052
2.75% 7/31/23	1,141,000	1,204,602
2.75% 8/31/23	738,000	780,435
2.75% 2/28/25	280,000	303,406
2.75% 6/30/25	237,000	257,793
2.75% 8/31/25	304,000	331,087
2.75% 2/15/28	629,000	691,949
2.875% 11/15/21	1,335,000	1,352,105
2.875% 10/31/23	698,000	742,934
2.875% 11/30/23	1,156,000	1,232,540
2.875% 4/30/25	81,000	88,356
2.875% 7/31/25	258,000	282,056
2.875% 11/30/25	288,000	315,855
2.875% 5/15/28	231,000	255,995
2.875% 8/15/28	465,000	515,605
3% 10/31/25	535,000	589,231
3.125% 11/15/28	331,000	373,073

TOTAL U.S. TREASURY OBLIGATIONS		407,738,170

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $418,024,763)		418,223,431

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 10.1%
2% 10/1/35 to 3/1/51	26,138,946	26,530,417
2.5% 8/1/31 to 4/1/51	17,244,357	17,923,330
3% 7/1/26 to 7/1/50	20,116,655	21,146,308
3.5% 12/1/25 to 7/1/50 (c)	14,604,746	15,545,059
4% 4/1/29 to 9/1/50	12,354,485	13,245,573
4.5% 2/1/47 to 11/1/49	3,279,150	3,545,101
5% 4/1/25 to 12/1/49	1,012,430	1,118,172
5.5% 9/1/40 to 6/1/49	635,894	720,278

TOTAL FANNIE MAE		99,774,238

Freddie Mac - 6.7%
2% 11/1/30 to 5/1/51	22,250,664	22,618,061
2% 9/1/35	1,791,241	1,853,635
2% 11/1/35	366,466	379,002
2% 11/1/35	479,784	496,196
2.5% 5/1/23 to 11/1/50	10,828,422	11,255,217
3% 2/1/29 to 4/1/50	5,806,405	6,109,384
3.5% 4/1/33 to 3/1/50	11,334,776	12,038,547
4% 1/1/39 to 1/1/50	4,435,773	4,759,539
4% 4/1/48	3,078	3,296
4.5% 8/1/48 to 10/1/50	3,579,136	3,861,035
5% 8/1/23 to 5/1/50	2,205,498	2,419,650
5.5% 6/1/49	289,379	323,174

TOTAL FREDDIE MAC		66,116,736

Ginnie Mae - 6.2%
1.5% 5/20/51	100,000	98,745
1.5% 6/1/51 (c)	100,000	98,828
2% 3/20/51 to 4/20/51	4,834,131	4,923,028
2% 6/1/51 (c)	500,000	508,623
2% 6/1/51 (c)	1,850,000	1,881,905
2% 6/1/51 (c)	1,200,000	1,220,695
2% 6/1/51 (c)	400,000	406,898
2% 6/1/51 (c)	1,900,000	1,932,767
2.5% 3/20/47 to 3/20/51	9,464,965	9,804,952
2.5% 6/1/51 (c)	300,000	310,721
2.5% 6/1/51 (c)	300,000	310,721
2.5% 6/1/51 (c)	1,500,000	1,553,607
3% 7/20/42 to 8/20/50	11,913,839	12,498,477
3% 6/1/51 (c)	100,000	104,330
3% 6/1/51 (c)	250,000	260,825
3% 6/1/51 (c)	800,000	834,641
3% 7/1/51 (c)	250,000	260,747
3% 7/1/51 (c)	225,000	234,673
3% 7/1/51 (c)	175,000	182,523
3% 7/1/51 (c)	100,000	104,299
3.5% 2/20/46 to 5/20/50	9,751,273	10,299,890
3.5% 6/1/51 (c)	400,000	420,738
3.5% 6/1/51 (c)	650,000	683,699
3.5% 6/1/51 (c)	150,000	157,777
3.5% 6/1/51 (c)	300,000	315,553
3.5% 6/1/51 (c)	400,000	420,738
3.5% 6/1/51 (c)	600,000	631,107
3.5% 7/1/51 (c)	500,000	526,118
3.5% 7/1/51 (c)	50,000	52,612
4% 12/20/45 to 9/20/50	5,609,452	5,970,157
4% 6/1/51 (c)	400,000	424,534
4.5% 6/20/45 to 9/20/50	2,630,668	2,830,323
4.5% 6/1/51 (c)	200,000	214,594
5% 11/20/45 to 7/20/50	973,961	1,060,653
5.5% 12/20/44 to 12/20/48	145,724	164,831

TOTAL GINNIE MAE		61,705,329

Uniform Mortgage Backed Securities - 5.0%
1.5% 6/1/36 (c)	1,200,000	1,214,813
1.5% 6/1/36 (c)	1,200,000	1,214,813
1.5% 6/1/36 (c)	2,400,000	2,429,625
1.5% 6/1/51 (c)	3,150,000	3,091,666
1.5% 6/1/51 (c)	4,450,000	4,367,592
1.5% 6/1/51 (c)	450,000	441,667
1.5% 6/1/51 (c)	650,000	637,963
2% 6/1/51 (c)	25,000	25,259
2% 6/1/51 (c)	50,000	50,519
2% 6/1/51 (c)	25,000	25,259
2% 6/1/51 (c)	50,000	50,519
2% 6/1/51 (c)	2,500,000	2,525,935
2% 6/1/51 (c)	4,200,000	4,243,570
2% 7/1/51 (c)	50,000	50,405
2.5% 6/1/36 (c)	500,000	522,031
2.5% 6/1/51 (c)	1,950,000	2,019,088
2.5% 6/1/51 (c)	1,650,000	1,708,459
2.5% 6/1/51 (c)	2,350,000	2,433,260
2.5% 6/1/51 (c)	3,300,000	3,416,918
2.5% 7/1/51 (c)	1,800,000	1,859,484
3% 6/1/51 (c)	4,250,000	4,438,594
3% 6/1/51 (c)	4,600,000	4,804,125
3% 6/1/51 (c)	1,300,000	1,357,688
3.5% 6/1/36 (c)	100,000	106,938
3.5% 6/1/51 (c)	650,000	686,134
3.5% 6/1/51 (c)	1,400,000	1,477,827
3.5% 6/1/51 (c)	1,350,000	1,425,048
3.5% 6/1/51 (c)	1,200,000	1,266,709
4% 6/1/51 (c)	900,000	961,945
4.5% 6/1/51 (c)	600,000	647,813
5% 6/1/51 (c)	400,000	439,969

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		49,941,635

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $276,139,461)		277,537,938

Asset-Backed Securities - 0.2%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$111,000	$116,585
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	39,486	39,917
Series 2021-1 Class A3, 0.34% 12/15/25	360,000	360,066
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	209,195
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	292,849
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	104,945
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	360,000	360,187
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	52,566
Series 2018-4 Class A, 4.06% 11/15/30	60,000	69,149
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	355,000	355,693
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	360,000	360,093
TOTAL ASSET-BACKED SECURITIES
(Cost $2,301,395)		2,321,245

Commercial Mortgage Securities - 1.5%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	301,771
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	250,790
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	370,996
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	343,473
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	466,192
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	254,782
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	182,682
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	538,436
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	520,374
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	283,519
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	47,272
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	54,077
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	206,022
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	208,913
Class A5, 3.0161% 9/15/52	200,000	213,346
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	800,772
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	627,390
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	697,126
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	425,104
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	69,445
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	457,908
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	186,776
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	557,168
Series K057 Class A2, 2.57% 7/25/26	330,000	355,207
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	63,854
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	538,835
Series K-1510 Class A2, 3.718% 1/25/31	165,000	192,237
Series K064 Class A2, 3.224% 3/25/27	250,000	278,378
Series K068 Class A2, 3.244% 8/25/27	570,000	637,750
Series K094 Class A2, 2.903% 6/25/29	430,000	473,733
Series K730 Class A2, 3.59% 1/25/25	50,000	54,720
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	336,557	360,003
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	319,441
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	54,162
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	434,073
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	503,114
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1515% 8/15/46 (b)	160,000	168,164
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	157,054
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	387,734
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	212,744
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	540,250
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	141,646
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	277,861
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	320,176	327,426
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,183,859)		14,542,720

Municipal Securities - 0.3%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	275,965
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$55,000	$87,261
Series 2010 S1, 7.043% 4/1/50	55,000	93,493
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	264,899
Series 2010, 7.6% 11/1/40	100,000	169,078
Series 2018, 3.5% 4/1/28	175,000	198,513
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	153,296
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	20,679
Illinois Gen. Oblig. Series 2010-3, 7.35% 7/1/35	100,000	126,548
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	177,394
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	200,870
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	218,910
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	32,909
4.131% 6/15/42	30,000	32,557
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	184,615
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	91,957
Series 225, 3.175% 7/15/60	300,000	295,927
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	209,013
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	147,064
3.256% 5/15/60	150,000	154,292
TOTAL MUNICIPAL SECURITIES
(Cost $2,924,798)		3,135,240

Foreign Government and Government Agency Obligations - 1.7%
Alberta Province:
2.95% 1/23/24	$120,000	$128,071
3.3% 3/15/28	225,000	249,822
Canadian Government 2% 11/15/22	155,000	159,180
Chilean Republic:
3.125% 3/27/25	840,000	901,320
3.24% 2/6/28	200,000	216,413
3.625% 10/30/42	194,000	201,372
Colombian Republic:
3.875% 2/15/61	280,000	239,453
4.5% 3/15/29	530,000	572,499
6.125% 1/18/41	325,000	377,264
8.125% 5/21/24	275,000	325,067
Hungarian Republic:
5.375% 3/25/24	140,000	158,883
7.625% 3/29/41	60,000	97,399
Indonesian Republic:
2.85% 2/14/30	200,000	207,350
3.5% 2/14/50	400,000	404,075
4.45% 2/11/24	420,000	460,077
Israeli State:
3.25% 1/17/28	760,000	836,638
3.375% 1/15/50	275,000	285,454
Italian Republic:
1.25% 2/17/26	1,161,000	1,145,868
2.375% 10/17/24	400,000	417,220
Korean Republic 2.75% 1/19/27	570,000	617,177
Manitoba Province 2.6% 4/16/24	870,000	923,305
Ontario Province:
1.125% 10/7/30	391,000	364,349
2.3% 6/15/26	70,000	74,459
2.4% 2/8/22	100,000	101,517
2.5% 4/27/26	300,000	321,978
3.05% 1/29/24	100,000	107,079
Panamanian Republic:
3.16% 1/23/30	400,000	419,825
4.5% 4/16/50	200,000	221,788
6.7% 1/26/36	240,000	322,995
Peruvian Republic:
1.862% 12/1/32	300,000	273,431
2.78% 12/1/60	70,000	58,069
4.125% 8/25/27	250,000	277,625
6.55% 3/14/37	275,000	370,098
7.35% 7/21/25	430,000	527,906
Philippine Republic:
2.65% 12/10/45	400,000	364,575
3% 2/1/28	200,000	215,348
6.375% 10/23/34	130,000	183,081
9.5% 2/2/30	70,000	110,569
Polish Government 5% 3/23/22	130,000	134,848
Province of Quebec:
2.5% 4/9/24	130,000	137,634
2.75% 4/12/27	320,000	346,694
United Mexican States:
3.75% 1/11/28	400,000	437,325
4.15% 3/28/27	200,000	226,400
4.5% 4/22/29	400,000	451,700
4.75% 4/27/32	200,000	227,288
5% 4/27/51	755,000	843,854
5.55% 1/21/45	200,000	238,600
6.05% 1/11/40	120,000	149,385
Uruguay Republic:
4.375% 10/27/27	140,000	160,370
4.975% 4/20/55	242,000	301,411
7.625% 3/21/36	130,000	196,812
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,029,927)		17,090,920

Supranational Obligations - 1.6%
African Development Bank 3% 9/20/23	80,000	85,038
Asian Development Bank:
0.375% 9/3/25	700,000	690,542
0.75% 10/8/30	150,000	137,585
1.5% 10/18/24	200,000	206,780
1.75% 9/13/22	83,000	84,702
1.875% 1/24/30	1,139,000	1,164,646
2.5% 11/2/27	20,000	21,558
2.625% 1/30/24	430,000	456,166
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	599,491
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,344,543
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	906,234
European Investment Bank:
0.25% 9/15/23	1,623,000	1,623,536
0.75% 9/23/30	400,000	369,089
0.875% 5/17/30	80,000	75,307
2% 12/15/22	118,000	121,339
2.25% 8/15/22	685,000	702,466
2.25% 6/24/24	210,000	221,997
3.125% 12/14/23	110,000	117,919
Inter-American Development Bank:
0.625% 7/15/25	140,000	139,590
0.875% 4/20/26	400,000	401,100
2.5% 1/18/23	1,945,000	2,018,180
4.375% 1/24/44	190,000	250,299
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	345,670
0.5% 10/28/25	364,000	360,212
0.75% 8/26/30	1,433,000	1,324,627
0.875% 5/14/30	134,000	125,808
1.5% 8/28/24	90,000	93,058
1.625% 1/15/25	110,000	114,213
1.875% 10/27/26	320,000	335,338
2.5% 3/19/24	300,000	318,070
2.75% 7/23/21	120,000	120,449
International Finance Corp.:
0.75% 8/27/30	100,000	92,410
2.875% 7/31/23	39,000	41,204
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $16,046,014)		16,009,166

Bank Notes - 0.3%
Bank of Nova Scotia 2.45% 9/19/22	374,000	384,866
Discover Bank:
2.7% 2/6/30	$500,000	$511,439
3.35% 2/6/23	250,000	261,655
RBS Citizens NA:
2.25% 4/28/25	250,000	261,476
3.75% 2/18/26	250,000	277,515
Wells Fargo Bank NA 3.55% 8/14/23	750,000	802,234
TOTAL BANK NOTES
(Cost $2,403,055)		2,499,185
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.03% (e)
(Cost $41,200,021)	41,191,994	41,200,232
TOTAL INVESTMENT IN SECURITIES - 106.4%
(Cost $1,046,697,753)		1,054,859,527
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(63,118,137)
NET ASSETS - 100%		$991,741,390

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 6/1/51	$(100,000)	$(104,330)
3.5% 6/1/51	(500,000)	(525,922)
3.5% 6/1/51	(50,000)	(52,592)

TOTAL GINNIE MAE		(682,844)

Uniform Mortgage Backed Securities
2% 6/1/51	(50,000)	(50,519)
2% 6/1/51	(50,000)	(50,519)
2.5% 6/1/51	(1,800,000)	(1,863,773)
3.5% 6/1/51	(1,050,000)	(1,108,371)
3.5% 6/1/51	(3,275,000)	(3,457,061)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,530,243)

TOTAL TBA SALE COMMITMENTS
(Proceeds $7,219,017)		$(7,213,087)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,533,529 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,903
Total	$10,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.